CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions	Jun. 30, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	940	937
Ordinary shares, outstanding	940	937
Treasury, shares	(50)	(40)